February 11, 2013	Stuart M. Falber

BY ELECTRONIC SUBMISSION	+1 617 526 6663(t)
+1 617 526 5000(f)
Securities and Exchange Commission	stuart.falber@wilmerhale.com
100 F Street, N.E.
Washington, DC 20549

Re:	Tetraphase Pharmaceuticals, Inc.

Registration Statement on Form S-1

Ladies and Gentlemen:

Submitted herewith for filing on behalf of Tetraphase Pharmaceuticals, Inc. (the “Company”) is a Registration Statement on Form S-1 relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of shares of Common Stock of the Company with a proposed maximum aggregate offering price of $86,250,000.

This filing is being effected by direct transmission to the Commission’s EDGAR System. On February 11, 2013, in anticipation of this filing, the Company caused the filing fee of $11,764.50 to be wire transferred to the Commission’s account at U.S. Bank of St. Louis, Missouri.

The Registration Statement relates to the Company’s initial public offering of its Common Stock. It is the intent of the Company and the managing underwriters of the proposed offering to have the Registration Statement declared effective as early as possible.

Acceleration requests may be made orally, and the Company and the managing underwriters of the proposed offering have authorized us to represent on their behalf that they are aware of their obligations under the Securities Act with respect thereto.

Please contact the undersigned at 617-526-6663 with any questions or comments you may have regarding this filing.

Very truly yours,

/s/ Stuart M. Falber

Stuart M. Falber

Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109

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